Defiance Next Gen Connectivity ETF
Schedule of Investments
September 30, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Communication Services - 14.6%
444,096	AT&T, Inc.	$12,661,177
295,663	CenturyLink, Inc.	2,983,240
21,678	Charter Communications, Inc. - Class A (a)(b)	13,534,442
189,547	China Mobile, Ltd. - ADR	6,095,832
37,674	GCI Liberty, Inc. - Class A (a)	3,087,761
250,452	KT Corporation - ADR	2,406,844
364,359	Orange SA - ADR	3,782,046
135,909	SK Telecom Company, Ltd. - ADR	3,047,080
35,516	T-Mobile US, Inc. (a)(b)	4,061,610
246,795	Verizon Communications, Inc.	14,681,835
462,494	Vodafone Group plc - ADR	6,206,669
		72,548,536
	Consumer Discretionary - 1.2%
1,866	Amazon.com, Inc. (a)	5,875,530
	Industrials - 0.8%
148,600	Maxar Technologies, Inc.	3,706,084
	Information Technology - 73.0% (c)
350,955	A10 Networks, Inc. (a)	2,235,583
36,731	Acacia Communications, Inc. (a)(b)	2,475,669
212,387	ADTRAN, Inc.	2,178,029
122,176	Akamai Technologies, Inc. (a)(b)	13,505,335
221,894	Allot, Ltd. (a)	2,019,235
137,882	Amdocs, Ltd.	7,915,806
192,271	Analog Devices, Inc. (b)	22,445,717
58,138	Apple, Inc.	6,732,962
18,275	Arista Networks, Inc. (a)(b)	3,781,646
15,166	Broadcom, Inc.	5,525,277
174,098	Calix, Inc. (a)	3,095,462
67,948	CEVA, Inc. (a)	2,675,113
95,562	Ciena Corporation (a)	3,792,856
100,399	Cisco Systems, Inc.	3,954,717
273,270	CommScope Holding Company, Inc. (a)	2,459,430
145,977	Comtech Telecommunications Corporation	2,043,678
138,883	Corning, Inc. (b)	4,501,198
50,911	CSG Systems International, Inc.	2,084,805
111,058	CTS Corporation	2,446,608
91,329	Dell Technologies, Inc. - Class C (a)	6,182,060
582,780	Extreme Networks, Inc. (a)(b)	2,342,776
54,481	F5 Networks, Inc. (a)	6,688,632
44,022	GDS Holdings, Ltd. - ADR (a)(b)	3,602,320
449,118	Hewlett Packard Enterprise Company	4,208,236
51,504	II-VI, Inc. (a)(b)	2,089,002
491,399	Infinera Corporation (a)(b)	3,027,018
249,729	Inseego Corporation (a)(b)	2,577,203
74,683	Intel Corporation	3,867,086
47,064	InterDigital, Inc.	2,685,472
16,118	IPG Photonics Corporation (a)(b)	2,739,576
151,936	Juniper Networks, Inc.	3,266,624
137,909	Keysight Technologies, Inc. (a)(b)	13,622,651
102,698	Lattice Semiconductor Corporation (a)(b)	2,974,134
508,254	Limelight Networks, Inc. (a)(b)	2,927,543
34,308	Lumentum Holdings, Inc. (a)(b)	2,577,560
76,585	MACOM Technology Solutions Holdings, Inc. (a)(b)	2,604,656
326,889	Marvell Technology Group, Ltd.	12,977,493

199,236	Maxim Integrated Products, Inc. (a)	13,470,346
77,780	National Instruments Corporation	2,776,746
263,650	NeoPhotonics Corporation (a)(b)	1,605,628
90,508	NetScout Systems, Inc. (a)	1,975,790
3,438,687	Nokia Corporation - ADR (a)(b)	13,445,266
13,372	NVIDIA Corporation	7,237,194
214,822	NXP Semiconductors NV	26,811,934
81,132	Qorvo, Inc. (a)	10,466,839
273,559	QUALCOMM, Inc.	32,192,423
101,088	Radware, Ltd. (a)	2,450,373
536,624	Ribbon Communications, Inc. (a)(b)	2,076,735
246,950	Sierra Wireless, Inc. (a)(b)	2,755,962
99,322	Skyworks Solutions, Inc.	14,451,351
2,279,087	Telefonaktiebolaget LM Ericsson - ADR (b)	24,819,257
14,709	Ubiquiti, Inc. (b)	2,451,402
247,149	Viavi Solutions, Inc. (a)	2,899,058
29,121	VMware, Inc. - Class A (a)(b)	4,183,814
179,223	Xilinx, Inc.	18,682,206
		361,581,492
	Real Estate - 10.0%
54,353	American Tower Corporation	13,138,751
21,953	CoreSite Realty Corporation	2,609,773
52,347	Crown Castle International Corporation (b)	8,715,775
37,067	CyrusOne, Inc.	2,595,802
28,018	Digital Realty Trust, Inc. (b)	4,111,922
11,205	Equinix, Inc.	8,517,257
40,257	QTS Realty Trust, Inc. - Class A (b)	2,536,996
13,707	SBA Communications Corporation	4,365,405
279,920	Uniti Group, Inc. (b)	2,948,957
		49,540,638
	TOTAL COMMON STOCKS (Cost $459,844,678)	493,252,280

	SHORT-TERM INVESTMENTS - 0.3%
1,566,719	First American Government Obligations Fund, Class X, 0.07% (d)	1,566,719
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,566,719)	1,566,719

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.2%
94,832,009	Mount Vernon Liquid Assets Portfolio, LLC, 0.19% (e)	94,832,009
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $94,832,009)	94,832,009

	TOTAL INVESTMENTS - 119.1% (Cost $556,243,406)	589,651,008
	Liabilities in Excess of Other Assets - (19.1)%	(94,378,581)
	NET ASSETS - 100.0%	$495,272,427

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of September 30, 2020. The total value of securities on loan is $91,635,600.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Rate shown is the annualized seven-day yield as of September 30, 2020.
(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$493,252,280	$-	$-	$493,252,280
Short-Term Investments	1,566,719	-	-	1,566,719
Investments Purchased with Proceeds from Securities Lending	-	94,832,009	-	94,832,009
Total Investments in Securities	$494,818,999	$94,832,009	$-	$589,651,008
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended September 30, 2020, the Fund did not recognize any transfers to or from Level 3.